Related Party Transactions (Details Narrative) (10K) - USD ($)							1 Months Ended			2 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 02, 2017	Nov. 04, 2016	Sep. 19, 2016	Jun. 22, 2016	Jun. 09, 2016	Apr. 04, 2016	Dec. 31, 2016	Jun. 30, 2016	Jun. 22, 2016	Jun. 02, 2017	Jun. 17, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2016	Jul. 07, 2016
Related party note payable															$ 12,500
Description of number of shares consisted in each unit						Each Units consisting of 1 share of our Series A Preferred and a 3-year warrant to purchase 223 shares of the Company?s common stock at an exercise price of $2.00 per share.
Issuance of common stock									666,667	400,019		576,923
8% Promissory Note [Member]
Number of warrants purchased							43,590						43,590	43,590
Warrant exercise price (in dollars per share)							$ 3.90	$ 6.00					$ 3.90	$ 3.90			$ 6.00
Debt interest rate								8.00%
Series A Convertible Preferred Stock [Member]
Issuance of common stock						1
Aggregate conversion shares		423
Warrant [Member]
Issuance of common stock									666,667			400,019		266,667
Number of warrants purchased						223
Warrant term						3 years
Warrant exercise price (in dollars per share)						$ 6.00
Common Stock [Member]
Aggregate conversion shares		94,000
Common Stock [Member]
Number of units issued for services															9,264
Issuance of common stock												15,001		933,334
Aggregate conversion shares												100,001		177,000
Mr. Steven Earles [Member]
Amount due to related party							$ 0						$ 0	$ 0	$ 27,075
Related party note payable							$ 12,500						$ 12,500	$ 12,500
Number of units issued for services						185
Value of units issued for services						$ 185,000
Officers [Member]
Number of units issued for services						423					423
Mr. Steve Shum [Member]
Number of units issued for services						97
Value of units issued for services						$ 97,000
Mr. Martin Kunkel [Member]
Number of units issued for services						58
Value of units issued for services						$ 58,000
Carris Earles & Wife of the Company's Chief Executive Officer [Member]
Number of units issued for services						83
Value of units issued for services						$ 83,000
Grover T. Wickersham [Member]
Number of warrants purchased							11,218						11,218	11,218
Warrant exercise price (in dollars per share)	$ 7.50									$ 7.50
Number of units purchased	15,189				83,334
Purchase price (in dollars per share)	$ 3.90				$ 3.00					$ 3.90
Total purchase price					$ 250,000
Grover T. Wickersham [Member] | Private Placement [Member]
Number of units purchased				38,334
Purchase price (in dollars per share)				$ 3.00					$ 3.00
Total purchase price				$ 115,000
Grover T. Wickersham [Member] | Profit Sharing Plan [Member] | 8% Promissory Note [Member]
Principal amount								$ 120,000
Grover T. Wickersham [Member] | Profit Sharing Plan [Member] | Jill Z. Wickersham 2000 Charitable Remainder Trust [Member] | 8% Promissory Note [Member]
Principal amount																$ 75,000
Grover T. Wickersham [Member] | Subscription Agreements [Member] | Profit Sharing Plan [Member] | Private Placement [Member]
Description of number of shares consisted in each unit													Each unit consisting of one share of common stock and one common stock purchase warrant.
Number of units purchased													83,334
Total purchase price													$ 25,000
Grover T. Wickersham [Member] | Warrant [Member] | Profit Sharing Plan [Member] | 8% Promissory Note [Member]
Number of warrants purchased								8,334
Warrant exercise price (in dollars per share)								$ 6.00
Debt interest rate								8.00%
Grover T. Wickersham [Member] | Warrant [Member] | Profit Sharing Plan [Member] | 8% Promissory Note [Member] | Warrant One [Member]
Number of warrants purchased								20,000
Warrant exercise price (in dollars per share)								$ 6.00
Grover T. Wickersham [Member] | Warrant [Member] | Profit Sharing Plan [Member] | Jill Z. Wickersham 2000 Charitable Remainder Trust [Member] | 8% Promissory Note [Member]
Number of warrants purchased								8,334								12,500
Warrant exercise price (in dollars per share)							$ 3.90	$ 6.00					$ 3.90	$ 3.90		$ 6.00
Grover T. Wickersham [Member] | Warrant [Member] | Subscription Agreements [Member] | Private Placement [Member]
Number of warrants cancelled							11,218
Grover T. Wickersham [Member] | Warrant [Member] | Subscription Agreements [Member] | Private Placement [Member] | Education Trust [Member]
Warrant exercise price (in dollars per share)							$ 3.90						3.90	3.90
Number of warrants cancelled							8,334
Grover T. Wickersham [Member] | Warrant [Member] | Subscription Agreements [Member] | Profit Sharing Plan [Member] | Private Placement [Member]
Warrant exercise price (in dollars per share)							$ 3.90						$ 3.90	3.90
Number of warrants exercised							43,590
Grover T. Wickersham [Member] | Common Stock [Member] | Subscription Agreements [Member] | Private Placement [Member]
Number of units purchased													33,334
Total purchase price													$ 100,000
Grover T. Wickersham [Member] | Common Stock [Member] | Subscription Agreements [Member] | Private Placement [Member] | Education Trust [Member]
Number of units purchased													16,667
Purchase price (in dollars per share)							$ 3.00						$ 3.00	3.00
Total purchase price													$ 50,000
Grover T. Wickersham [Member] | Common Stock [Member] | Subscription Agreements [Member] | Private Placement [Member] | Lindsay Anne Wickersham 1999 Irrevocable Trust [Member]
Number of units purchased													66,667
Purchase price (in dollars per share)							$ 3.00						$ 3.00	$ 3.00
Total purchase price													$ 200,000
Mr. Michael M. Fleming [Member] | Subscription Agreements [Member] | Private Placement [Member]
Description of number of shares consisted in each unit								One share of Common Stock and a Warrant to purchase one share of Common Stock at an exercise price of $6.00 per share
Number of units purchased								8,334
Purchase price (in dollars per share)								$ 3.00
Total purchase price								$ 25,000
Mr. Michael M. Fleming [Member] | Warrant [Member] | Subscription Agreements [Member] | Private Placement [Member]
Warrant exercise price (in dollars per share)								$ 6.00
Mr. Lawrence Hirson [Member] | Promissory Note [Member]
Principal amount			$ 150,000
Mr. Lawrence Hirson [Member] | Warrant [Member] | Promissory Note [Member]
Number of warrants purchased			25,000
Warrant exercise price (in dollars per share)			$ 6.00
Warrant Term			3 years